General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
General and Administrative Expenses [Line Items]
General and Administrative Expense, Total	$ 4,128	$ 4,196	$ 4,440
General and Administrative Expense [Member]
General and Administrative Expenses [Line Items]
Stock-based compensation	1,194	1,349	1,201
Professional fees	796	877	896
Salaries and benefits	828	856	1,346
Rent and office-maintenance fees	430	482	308
Investor relations and business development expenses	293	364	464
Insurance and other	587	268	225
General and Administrative Expense, Total	$ 4,128	$ 4,196	$ 4,440